Intangible Assets (Details) - USD ($)							6 Months Ended	12 Months Ended
	Feb. 02, 2025	Nov. 01, 2024	Aug. 02, 2024	Aug. 01, 2024	May 03, 2024	Jan. 15, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets [Line Items]
Intangible assets term						10 years
Purchase price						$ 1,000,000
Intangible asset payable						600,000
Intangible assets							$ 2,884,549
Consideration paid							$ 400,000
Common shares (in Shares)							950,000
Common shares value							$ 492,850
Fair value adjustment							$ 173,100
Legal fees								4,272	$ 2,971
Shares were fully vested (in Shares)					612,500		2,450,000
Consideration Payable [Member]
Intangible Assets [Line Items]
Interest rate of percentage							11.75%
July 15, 2024 [Member]
Intangible Assets [Line Items]
Intangible asset payable						350,000
Pharmaceutical [Member]
Intangible Assets [Line Items]
Fair value adjustment							$ 599,863
Legal fees							12,320
Acquiring license							$ 1,117,771
License [Member]
Intangible Assets [Line Items]
Intangible assets term							10 years
Intangible asset payable						$ 50,000
Intangible assets							$ 861,452
License [Member] | Consideration Payable [Member]
Intangible Assets [Line Items]
Interest rate of percentage							11.75%
License #2 (IPR&D asset) [Member]
Intangible Assets [Line Items]
Intangible assets							$ 2,023,097
Subsequent Event [Member]
Intangible Assets [Line Items]
Common shares (in Shares)			1,299,999
Shares were fully vested (in Shares)				612,500
Forecast [Member]
Intangible Assets [Line Items]
Shares were fully vested (in Shares)	612,500	612,500